ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Accounts receivable	¥ 4,583,635	¥ 6,026,840
Allowance for credit losses	(1,566,129)	(1,951,419)	¥ (2,151,271)	¥ (1,122,218)
Accounts receivable, net	3,017,506	4,075,421
New home transaction services
Accounts receivable, net
Accounts receivable	3,750,996	5,406,009
Existing home transaction services
Accounts receivable, net
Accounts receivable	483,901	385,231
Home renovation and furnishing
Accounts receivable, net
Accounts receivable	99,935	103,641
Emerging and other services
Accounts receivable, net
Accounts receivable	¥ 248,803	¥ 131,959